Computer Hardware and Other Property, Net	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2019	Sep. 30, 2019	Dec. 31, 2018
Computer Hardware and Other Property, Net.
Computer Hardware and Other Property, Net

Note 6: Computer Hardware and Other Property, net

Computer hardware  and other property  consisted of the following:

	June 30, 2019	December 31, 2018
Computer hardware	$20,174	$18,130
Leasehold improvements	13,296	13,298
Furniture, fixtures and equipment	6,574	6,816
Total computer hardware and other property	40,044	38,244
Accumulated depreciation	(21,554)	(17,603)
Total computer hardware and other property, net	$18,490	$20,641

Depreciation  expense amounted to $2,131 and $3,249 for the three months ended June 30, 2019 and 2018, respectively, and $4,182 and $4,650 for the six months ended June 30, 2019 and 2018, respectively.

Note 6: Computer Hardware and Other Property, net

Computer hardware  and other property  consisted of the following:

	September 30, 2019	December 31, 2018
Computer hardware	$22,095	$18,130
Leasehold improvements	13,965	13,298
Furniture, fixtures and equipment	6,326	6,816
Total computer hardware and other property	42,386	38,244
Accumulated depreciation	(22,201)	(17,603)
Total computer hardware and other property, net	$20,185	$20,641

Depreciation    expense amounted to $2,281 and $3,291 for the three months ended September 30, 2019 and 2018, respectively, and $6,463 and $7,941 for the nine months ended September 30, 2019 and 2018, respectively.

Note 6: Computer Hardware and Other Property, Net

Computer hardware  and other property  consisted of the following:

	December 31,
	2018	2017
Computer hardware	$18,130	$11,238
Leasehold improvements	13,298	13,885
Furniture, fixtures and equipment	6,816	6,768
Total computer hardware and other property	38,244	31,891
Accumulated depreciation	(17,603)	(8,881)
Total computer hardware and other property, net	$20,641	$23,010

Depreciation amounted to $9,422 for the year ended December 31, 2018. Depreciation amounted to $6,997 for the year ended December 31, 2017.